UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K Capital Partners, LLC
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   Address:      75 Park Plaza
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                 Boston, MA 02116
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Form 13F File Number: 028-06203
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
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Title:   Chief Financial Officer
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Phone:   617-646-7728
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Signature, Place, and Date of Signing:

        /s/ Robert T. Needham            Boston, MA          May 15, 2006
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           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 7
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Form 13F Information Table Value Total: $209,859 (in thousands)
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List of Other Included Managers:

None.

                                          FORM 13F INFORMATION TABLE


                           Title of                    Value       Shrs or  Sh/  Put/  Investment  Other         Voting Authority
  Name of Issuer           Class        CUSIP         (x$1000)     Prn Amt  Prn  Call  Discretion  Mgrs        Sole   Shared  Other
  --------------           --------     -----         --------     -------  ---  ----  ----------  ----        ----   ------  -----
  Altria Group Inc.        Common       02209S103      55,974      789,920  SH           Sole                789,920

  Convera Corp             CL A         211919105         958      100,000  SH           Sole                100,000

  Hollinger International  CL A         435569108      12,334    1,471,800  SH           Sole              1,471,800

  Houston Exploration      Common       442120101      13,475      255,700  SH           Sole                255,700

  Liberty Media Corp       Com Ser A    530718105     126,311   15,385,000  SH           Sole             15,385,000

  Nitromed Inc             Common       654798503         383       45,600  SH           Sole                 45,600

  Tyco Intl Ltd New        Common       902124106         425       15,800  SH           Sole                 15,800
